INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax expense	$ 240	$ 210
Deferred tax expense
Origination and reversal of temporary differences	(485)	392
Tax rate changes on deferred tax balances	32	(345)
Decrease (increase) in tax loss carry forward	113	(222)
For the years ended December 31	(340)	(175)
Income tax (recovery) expense (Note 14)	$ (100)	$ 35